MATERIAL ACCOUNTING POLICIES - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Minimum | Support equipment and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years
Minimum | Distribution systems
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years
Minimum | Customer premises equipment ('CPE')
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	4 years
Maximum | Support equipment and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	33 years
Maximum | Distribution systems
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	30 years
Maximum | Customer premises equipment ('CPE')
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years